INCOME TAXES (Details - Schedule of deferred tax assets) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 8,247,427	$ 6,807,482
Intangible assets	5,553	31,841
Allowance for bad debt
Gross deferred tax assets	8,252,960	6,839,323
Valuation allowance	(8,252,960)	(6,839,323)
Net deferred tax assets